Sector Regulation and Electricity System Operations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Information About Activities Subject To Rate Regulation [Abstract]
Summary of Tariff Flags System Initially Consisted of Three Levels of Colored Flags: Green, Yellow and Red

The Tariff Flags system initially consisted of three levels of colored flags: Green, Yellow and Red as follows:

	Description	To be applied when CMO (R$/MWh)	Additional Tariff (R$/MWh)
Green	Favorable generation of energy conditions	<200	None
Yellow	Less favorable generation of energy conditions	>200<388.48	+ 0.025
Red	Higher costs generation conditions	>388.48	+ 0.045

Summary of Operating Cost Efficiency Index	Operating Cost Efficiency Index

Enel Distribución Ceará	100.00%
CELG	78.37%
Enel Distribución Rio	59.50%

Summary of Supply Limitations Imposed On Unregulated Market

In all of the countries where the Group operates, distributing companies can supply their customers under regulated or freely-agreed conditions. The supply limitations imposed on the unregulated market are as follows:

Country	kW threshold
Argentina	> 30 kW
Brazil	> 3,000 kW or > 500 kW (1)
Colombia	> 100 kW or 55 MWh-month
Peru	> 200 kW (2)